Other income and other expenses (Tables)	12 Months Ended
Dec. 31, 2021
Other income and other expenses
Schedule of other operating income

in EUR	2021	2020	2019
Damages/insurance proceeds	53,206	12,282	21,224
Exchange gains	8,857,966	3,326,593	911,779
Miscellaneous other operating income	2,716,140	1,630,159	1,425,994
Total	11,627,312	4,969,034	2,358,997

Schedule of other operating expenses

in EUR	2021	2020	2019
Other taxes	156	—	1,190
Losses on disposals of assets	75,114	76,561	16,565
Expected credit losses	245,791	323,200	572,928
Onerous contracts charge	432,311	—	—
Exchange losses	3,727,490	5,462,494	937,045
Miscellaneous other operating expenses	3,228,421	1,297,265	1,887,415
Total	7,709,283	7,159,521	3,415,143